Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,708,329.50
Previously Paid Amount	51,118.58
Total Fee Amount	54,923.52
Total Offset Amount	0.00
Net Fee	$ 3,804.94
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A